Shareholder Report, Average Annual Return (Details)	12 Months Ended	56 Months Ended	59 Months Ended
	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026
Formidable ETF [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	16.19%		1.45%
Formidable Fortress ETF [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	4.39%	4.12%
S&P 500 Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	17.80%	10.60%	10.93%